Stock-Based Compensation - Summary of Assumptions used to Determine Fair Value of Stock Options Granted (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	0.40%	1.40%
Risk-free interest rate, maximum	1.70%	2.40%
Expected volatility, minimum	57.00%	57.00%
Expected volatility, maximum	71.00%	71.00%
Expected dividend yield		0.00%
Expected life (years)		6 years 3 days
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (years)	4 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (years)	6 years 3 months 18 days